Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		92 Months Ended	98 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Statements of Operations
REVENUES
OPERATING EXPENSES
General and administrative	6,700	8,679	14,460	13,821	53,957	45,596	1,303,596	1,318,056
Professional fees	227,719	70,346	231,970	695,465	808,865	121,586	1,784,218	2,016,188
Financing expense							1,063,401	1,063,401
Research and development	616,750	187,657	746,538	306,068	841,502	939,296	4,297,433	5,043,971
Salaries and wages	107,745	80,152	164,318	163,579	249,407	205,927	1,249,329	1,413,647
Total Operating Expenses	958,913	346,834	1,157,285	1,178,933	1,953,731	1,312,405	9,697,977	10,855,262
OPERATING LOSS	(958,913)	(346,834)	(1,157,285)	(1,178,933)	(1,953,731)	(1,312,405)	(9,697,977)	(10,855,262)
OTHER INCOME (EXPENSE)
Gain (loss) on derivative liability		(67,274)	0	(3,926)	(3,926)	(8,154)	(998,403)	(998,403)
Gain on shares issued for services						9,625	9,625	9,625
Grant income							81,556	81,556
Interest income	200	166	397	166	785		785	1,183
Interest expense							(63,995)	(63,995)
Total Other Income (Expense)	200	(67,108)	397	(3,760)	(3,141)	1,471	(970,432)	(970,034)
NET LOSS BEFORE INCOME TAXES	(958,713)	(413,942)	(1,156,889)	(1,182,693)	(1,956,872)	(1,310,934)	(10,668,408)	(11,825,297)
Provision for income taxes
NET LOSS	(958,713)	(413,942)	(1,156,889)	(1,182,693)	(1,956,872)	(1,310,934)	(10,668,408)	(11,825,297)
DEEMED DIVIDEND ON WARRANTS					(2,445,621)		(2,445,621)	(2,445,621)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (958,713)	$ (413,942)	$ (1,156,889)	$ (1,182,693)	$ (4,402,493)	$ (1,310,934)	$ (13,114,029)	$ (14,270,918)
BASIC AND DILUTED LOSS PER SHARE	$ (0.07)	$ (0.03)	$ (0.09)	$ (0.09)	$ (0.34)	$ (0.10)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	12,877,500	12,858,599	12,877,500	12,848,108	12,877,500	12,833,258